Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions

10. Related Party Transactions:

In accordance with the Management Agreement between the Company and affiliates of the Sponsors, the Company recorded $2 million of management fees in sales, marketing and administration expenses during the three months ended March 31, 2012 and 2013, respectively. At December 31, 2012 and March 31, 2013, $4 million and $2 million, respectively, was included in other accrued expenses.

During the first quarter of 2012, in connection with the sale of HE, the Company paid the Sponsors $17.8 million of management fees, which are included in the results of discontinued operations.

In each of March 2012 and 2013, Goldman Sachs & Co. and/or its respective affiliates received fees of approximately $1 million in connection with amendments of SunGard’s Credit Agreement in each year.

13. Related Party Transactions:

SunGard is required to pay management fees to affiliates of the Sponsors in connection with management consulting services provided to SunGard and the Parent Companies. These services include financial, managerial and operational advice and implementation strategies for improving the operating, marketing and financial performance of SunGard and its subsidiaries. The management fees are equal to 1% of quarterly Adjusted EBITDA, defined as earnings before interest, taxes, depreciation and amortization and goodwill impairment, further adjusted to exclude unusual items and other adjustments as defined in the management agreement, and are payable quarterly in arrears. In addition, these affiliates of the Sponsors may be entitled to additional fees in connection with certain financing, acquisition, disposition and change in control transactions. For the years ended December 31, 2010, 2011 and 2012, SunGard recorded $16 million, $12 million and $14 million, respectively, relating to management fees in continuing operations in the statement of comprehensive income, of which $4 million, is included in other accrued expenses at December 31, 2011 and 2012. In addition, for the years ended December 31, 2010, 2011 and 2012, SunGard recorded $2 million, $1 million and $18 million, respectively, relating to management fees in discontinued operations in the statement of comprehensive income.

One of the Company’s Sponsors, Goldman Sachs & Co. and/or its respective affiliates, served as a joint book-running manager in connection with SunGard’s 2010 debt offering of $900 million Senior Notes due 2018 and $700 million Senior Notes due 2020. In connection with serving in such capacity, Goldman Sachs & Co. was paid $10 million for customary fees and expenses.

In March 2012, Goldman Sachs & Co. and/or its respective affiliates received fees in connection with the amendment and restatement of SunGard’s Credit Agreement, in November 2012, Goldman Sachs & Co. and/or its respective affiliates, received fees in connection with SunGard’s 2012 Senior Subordinated Notes issuance and in December 2012, Goldman Sachs & Co. and/or its respective affiliates received fees in connection with the amendment and restatement of SunGard’s Credit Agreement. In connection with these transactions, Goldman Sachs & Co. was paid approximately $3 million.

The Company’s Sponsors and/or their respective affiliates have from time to time entered into, and may continue to enter into, arrangements with SunGard to use its products and services, or for SunGard to use the Sponsors affiliates’ products and services, in the ordinary course of business, which often result in revenues or costs to SunGard in excess of $120,000 annually. These transactions are entered into at arms-length.